Average Annual Total Returns{- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Health Care Fund	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	4.80%	16.67%	17.60%	3.29%	15.74%	15.99%	3.86%	13.38%	14.35%	7.03%	16.91%	17.57%	9.36%	17.17%	17.60%	11.47%	18.36%	18.62%	11.61%		13.25%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	20.61%	17.81%	17.53%

[1]	(a)Since inception October 2, 2018.